Financial Commitments and Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	May 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Financial Commitments [Line Items]
Average lease term		14 years	15 years
Average fixed rental term		14 years	15 years
Specific Items [Member]
Disclosure of Financial Commitments [Line Items]
Deemed consent charge, net		£ 300.0	£ 300.0
Brazilian Tax Authority [Member]
Disclosure of Financial Commitments [Line Items]
value of claim		219.0
Brazilian Tax Authority [Member] | One case that covers the period 2013 to 2016
Disclosure of Financial Commitments [Line Items]
value of claim		1.2
Brazilian Tax Authority [Member] | Eight cases took place on 21 February 2018
Disclosure of Financial Commitments [Line Items]
value of claim		£ 43.0
Hutchinson 3G Limited
Disclosure of Financial Commitments [Line Items]
Losses on litigation settlements	£ 167.0